INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2019
Intangible Assets, Net (Excluding Goodwill) [Abstract]
INTANGIBLE ASSETS, NET
NOTE 7:-	INTANGIBLE ASSETS, NET

a.	Composition:

	December 31,
	2019	2018
Cost:

Know-how and patents	$4,780	$4,194
Technology	7,017	5,873
Customer relationships	1,661	1,582
Backlog	898	858

	14,356	12,507
Accumulated amortization:

Know-how and patents	4,755	4,162
Technology	3,632	2,774
Customer relationships	1,300	1,093
Backlog	897	833

	10,584	8,862

Intangible assets, net	$3,772	$3,645

b.	Amortization expenses related to intangible assets amounted to $ 921, $ 1,175 and $ 916 for the years ended December 31, 2019, 2018 and 2017, respectively.

c.	Estimated amortization of intangible assets for the years ended:

December 31,

2020	$866
2021	1,068
2022	884
2023	416
2024	274
2025 and thereafter	264

$3,772